UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6452

Fidelity Union Street Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Arizona Municipal Money Market Fund

May 31, 2018

SPZ-QTLY-0718
1.802202.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 69.9%
	Principal Amount	Value
Alabama - 0.2%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.2% 6/7/18, VRDN (a)(b)	$300,000	$300,000
Arizona - 67.8%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 F, 1.1% 6/7/18, LOC Mizuho Corporate Bank Ltd., VRDN (a)	15,600,000	15,599,998
Coconino County Poll. Cont. Corp. Rev. (Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 1.15% 6/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,700,000	5,700,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.14% 6/7/18, VRDN (a)	11,900,000	11,900,000
Phoenix Indl. Dev. Auth. Rev. (Independent Newspaper, Inc. Proj.) Series 2000, 1.3% 6/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	375,000	375,000
FHLMC Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 1.12% 6/7/18, LOC Freddie Mac, VRDN (a)	5,700,000	5,700,000
FNMA:
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 1.09% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	3,645,000	3,645,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 1.11% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	4,415,000	4,415,000
(Ranchwood Apts. Proj.) Series 2001 A, 1.11% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	1,250,000	1,250,000
(San Angelin Apts. Proj.) Series 2004, 1.08% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	8,900,000	8,900,000
(San Martin Apts. Proj.) Series A2, 1.09% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	4,300,000	4,300,000
(San Remo Apts. Proj.) Series 2002, 1.08% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	7,000,000	7,000,000
(Village Square Apts. Proj.) Series 2004, 1.09% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	3,500,000	3,500,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 1.11% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	4,895,000	4,895,000
Series A, 1.13% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	3,030,000	3,030,000
		80,209,998
Arkansas - 0.3%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 1.13% 6/7/18, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	300,000	300,000
Indiana - 1.0%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.29% 6/7/18, VRDN (a)(b)	100,000	100,000
Series 2003 B, 1.1% 6/7/18, VRDN (a)(b)	1,080,000	1,080,000
		1,180,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.2% 6/7/18, VRDN (a)(b)	200,000	200,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.22% 6/7/18, VRDN (a)(b)	100,000	100,000
West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.15% 6/7/18, VRDN (a)(b)	400,000	400,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $82,689,998)		82,689,998

Tender Option Bond - 10.8%
Arizona - 8.3%
Arizona Board of Regents Arizona State Univ. Rev. Participating VRDN Series 33 85X, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,865,000	1,865,000
Mesa Util. Sys. Rev.:
Bonds Series Solar 17 0026, SIFMA Municipal Swap Index + 0.050% 1.11%, tender 6/7/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,890,000	1,890,000
Participating VRDN Series ROC II R 11959X, 1.09% 6/7/18 (Liquidity Facility Citibank NA) (a)(c)	1,500,000	1,500,000
Rowan Univ. Participating VRDN Series 2016 XF 2337, 1.1% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,400,000	3,400,000
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN Series Floaters XF 25 37, 1.1% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,200,000	1,200,000
		9,855,000
Florida - 0.7%
Central Fla Expwy Auth. Rev.:
Bonds Series Floaters E 62, SIFMA Municipal Swap Index + 0.170% 1.23%, tender 7/2/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	300,000	300,000
Participating VRDN Series Floaters 004, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	500,000	500,000
		800,000
Illinois - 0.8%
Chicago Board of Ed. Participating VRDN:
Series Floaters 003, 1.31% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	600,000	600,000
Series Floaters 006, 1.31% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	400,000	400,000
		1,000,000
Montana - 0.5%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	600,000	600,000
New Jersey - 0.1%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.23% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	100,000	100,000
Ohio - 0.2%
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	95,000	95,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	100,000	100,000
		195,000
Pennsylvania - 0.2%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	100,000	100,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.23%, tender 10/1/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	100,000	100,000
		200,000
TOTAL TENDER OPTION BOND
(Cost $12,750,000)		12,750,000

Other Municipal Security - 9.5%
Arizona - 9.1%
Arizona Board of Regents Ctfs. of Prtn. Bonds (Univ. of Arizona Univ. Revs.) Series 2018A, 5% 6/1/18	1,000,000	1,000,000
Arizona Health Facilities Auth. Rev. Bonds (Banner Health Sys. Proj.) Series 2015 A, 5% 1/1/19	400,000	408,200
Arizona Trans. Board Hwy. Rev. Bonds Series 2008 B:
5% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	1,200,000	1,203,225
5% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	1,000,000	1,002,830
Phoenix Civic Impt. Board Arpt. Rev. Bonds Series 2008 A:
5% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	1,500,000	1,504,385
5% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	1,300,000	1,303,808
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series 2009 A:
5% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	1,000,000	1,018,769
5% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	1,500,000	1,529,878
Series C, 1.64% 8/7/18, CP	1,200,000	1,200,000
Univ. of Arizona Univ. Revs. Bonds Series 2013 A, 3% 6/1/18	515,000	515,000
		10,686,095
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 92, 1.68% tender 6/28/18, CP mode	100,000	100,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 90 A, 1.55% tender 7/9/18, CP mode (b)	100,000	100,000
Series A1, 1.35% tender 7/12/18, CP mode (b)	300,000	300,000
		400,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $11,186,095)		11,186,095
	Shares	Value

Investment Company - 9.6%
Fidelity Municipal Cash Central Fund, 1.15% (f)(g)
(Cost $11,357,869)	11,356,762	11,357,869
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $117,983,962)		117,983,962
NET OTHER ASSETS (LIABILITIES) - 0.2%		232,659
NET ASSETS - 100%		$118,216,621

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,795,000 or 2.4% of net assets.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$100,000
Central Fla Expwy Auth. Rev. Bonds Series Floaters E 62, SIFMA Municipal Swap Index + 0.170% 1.23%, tender 7/2/18 (Liquidity Facility Royal Bank of Canada)	2/14/18	$300,000
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$500,000
Chicago Board of Ed. Participating VRDN Series Floaters 003, 1.31% 6/7/18 (Liquidity Facility Barclays Bank PLC)	2/1/18	$600,000
Chicago Board of Ed. Participating VRDN Series Floaters 006, 1.31% 6/7/18 (Liquidity Facility Barclays Bank PLC)	3/1/18	$400,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC)	9/14/17	$95,000
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC)	7/20/17 - 2/2/18	$600,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC)	3/9/17	$100,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.23%, tender 10/1/18 (Liquidity Facility Royal Bank of Canada)	2/2/18	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$98,515
Total	$98,515

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Municipal Money Market Fund

May 31, 2018

TEM-QTLY-0718
1.802203.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 37.9%
	Principal Amount (000s)	Value (000s)
Alabama - 1.2%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.2% 6/7/18, VRDN (a)(b)	$49,015	$49,015
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.26% 6/7/18, VRDN (a)	35,550	35,550
West Jefferson Indl. Dev. Series 2008, 1.26% 6/7/18, VRDN (a)	20,300	20,300
		104,865
Alaska - 1.3%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 1.12% 6/7/18, VRDN (a)	34,500	34,500
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 1.22% 6/7/18, VRDN (a)	41,075	41,075
Series 1994 C, 1.16% 6/7/18, VRDN (a)	45,400	45,400
		120,975
Arizona - 0.9%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.14% 6/7/18, VRDN (a)	11,650	11,650
FNMA:
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 1.11% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	2,040	2,040
(San Angelin Apts. Proj.) Series 2004, 1.08% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	4,100	4,100
(San Fernando Apts. Proj.) Series 2004, 1.08% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	13,300	13,300
(San Lucas Apts. Proj.) Series 2003, 1.08% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	13,700	13,700
(San Martin Apts. Proj.) Series A1, 1.08% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	14,000	14,000
(San Miguel Apts. Proj.) Series 2003, 1.08% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	9,000	9,000
(San Remo Apts. Proj.) Series 2002, 1.08% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	7,200	7,200
(Sands Apts. Proj.) Series 2001 A, 1.11% 6/7/18, LOC Fannie Mae, VRDN(a)(b)	2,285	2,285
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Cimarron Place Apts. Proj.) 1.11% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	4,500	4,500
Series A, 1.13% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	2,395	2,395
		84,170
Arkansas - 1.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1.2% 6/7/18, VRDN (a)(b)	10,200	10,200
Series 2002, 1.22% 6/7/18, VRDN (a)(b)	8,200	8,200
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 1.13% 6/7/18, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	71,400	71,400
FNMA Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 1.18% 6/7/18, LOC Fannie Mae, VRDN (a)	6,145	6,145
		95,945
Colorado - 0.5%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 1.2% 6/7/18, LOC Wells Fargo Bank NA, VRDN (a)	365	365
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 1.12% 6/7/18, LOC JPMorgan Chase Bank, VRDN (a)	12,090	12,090
FNMA:
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 1.08% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	12,500	12,500
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 1.08% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	13,325	13,325
(Timberleaf Apts. Proj.) 1.08% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	11,165	11,165
		49,445
Connecticut - 1.6%
Connecticut Gen. Oblig. Series 2016 C, 1.09% 6/7/18 (Liquidity Facility Bank of America NA), VRDN (a)	89,550	89,550
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Proj.) Series 2012 D3, 1.06% 6/7/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	8,900	8,900
Series 2008 E, 1.09% 6/7/18 (Liquidity Facility Bank of America NA), VRDN (a)(b)	38,640	38,640
Series D 3, 1.1% 6/7/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	3,215	3,215
		140,305
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1999 A, 1.22% 6/7/18, VRDN (a)	15,730	15,730
Series 1999 B, 1.28% 6/7/18, VRDN (a)(b)	5,600	5,600
		21,330
District Of Columbia - 0.1%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Trenton Park Apts. Proj.) Series 2001, 1.12% 6/7/18, LOC Bank of America NA, VRDN (a)(b)	5,095	5,095
District of Columbia Rev. (Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 1.23% 6/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	4,865	4,865
		9,960
Florida - 3.7%
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 1.13% 6/7/18, LOC Citibank NA, VRDN (a)(b)	9,375	9,375
Broward County Arpt. Facilities Rev. Series 2007 A, 1.07% 6/7/18, LOC Citibank NA, VRDN (a)(b)	11,500	11,500
Broward County Fin. Auth. Multi-family Hsg. Rev. (Pinnacle Village Apts. Proj.) Series 2004, 1.07% 6/7/18, LOC Citibank NA, VRDN (a)(b)	5,700	5,700
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(George Washington Carver Apts. Proj.) Series 2005, 1.12% 6/7/18, LOC PNC Bank NA, VRDN (a)(b)	3,305	3,305
(Summer Lakes Phase II Apts. Proj.) 1.13% 6/7/18, LOC Citibank NA, VRDN (a)(b)	16,250	16,250
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Clarcona Groves Apts. Proj.) Series A, 1.06% 6/7/18, LOC Citibank NA, VRDN (a)(b)	10,435	10,435
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 1.06% 6/7/18, LOC Citibank NA, VRDN (a)(b)	4,700	4,700
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 1.06% 6/7/18, LOC Citibank NA, VRDN (a)(b)	11,615	11,615
(Savannah Springs Apts. Proj.) Series G, 1.11% 6/7/18, LOC Citibank NA, VRDN (a)(b)	12,745	12,745
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) Series 2005, 1.13% 6/7/18, LOC Citibank NA, VRDN (a)(b)	11,440	11,440
(Meridian Pointe Apts. Proj.) Series 2005, 1.13% 6/7/18, LOC Citibank NA, VRDN (a)(b)	10,100	10,100
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 1.23% 6/7/18, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	72,015	72,015
Orange County Hsg. Fin. Auth. Multi-family Rev. (Alta Westgate Apts. Proj.) Series C, 1.13% 6/7/18, LOC Citibank NA, VRDN (a)(b)	11,470	11,470
Palm Beach County Rev. (Benjamin Private School Proj.) 1.14% 6/7/18, LOC Northern Trust Co., VRDN (a)	7,960	7,960
FNMA:
Broward County Fin. Auth. Multi-family Hsg. Rev. (Sanctuary Apts Proj.) Series A, 1.1% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	14,550	14,550
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 1.12% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	8,305	8,305
Collier County Hsg. Fin. Auth. Multi-family Rev. (Sawgrass Pines Apts. Proj.) 1.1% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	6,300	6,300
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Grande Court at North Port Apts. Proj.) Series 2004 E, 1.1% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	4,900	4,900
(Hunters Run Apts. Proj.) Series G, 1.08% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	6,525	6,525
(Mill Creek Apts. Proj.) Series 2004 K, 1.1% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	13,100	13,100
(Pinnacle Grove Apts. Proj.) Series 2003 A, 1.1% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	6,650	6,650
Series 2006 H, 1.07% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	6,095	6,095
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Grande Oaks Apts. Proj.) Series A, 1.1% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	6,300	6,300
(Hunters Run Apts. Proj.) Series 2002 A, 1.12% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	7,220	7,220
(Morgan Creek Apts. Proj.) Series 2003, 1.1% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	11,800	11,800
(Royal Palm Key Apts. Proj.) Series 2002, 1.12% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	8,680	8,680
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 1.12% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	8,040	8,040
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 1.11% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	7,370	7,370
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 1.12% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	6,800	6,800
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) Series 2003, 1.12% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	7,800	7,800
		329,045
Georgia - 1.3%
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 1.24% 6/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	6,460	6,460
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 1.14% 6/7/18, VRDN (a)(b)	63,400	63,400
FHLMC:
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 1.07% 6/7/18, LOC Freddie Mac, VRDN (a)(b)	19,890	19,890
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 1.07% 6/7/18, LOC Freddie Mac, VRDN (a)(b)	6,960	6,960
FNMA:
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Collegetown at Harris Homes Phase I Proj.) Series 2003, 1.07% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	7,230	7,230
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 1.08% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	8,700	8,700
		112,640
Illinois - 1.5%
Chicago Midway Arpt. Rev. Series 2014 C, 1.13% 6/7/18, LOC Barclays Bank PLC, VRDN (a)(b)	70,610	70,610
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (Lufthansa German Airlines Proj.) Series 2001, 1.06% 6/7/18, LOC Bayerische Landesbank, VRDN (a)(b)	3,770	3,770
Illinois Dev. Fin. Auth. Indl. Dev. Rev. (Delta-Unibus Corp. Proj.) Series 2001, 1.07% 6/7/18, LOC Bank of America NA, VRDN (a)(b)	1,600	1,600
Illinois Fin. Auth. Multi-family Rev. (Hidden Glen Apts. Proj.) Series 2007, 1.11% 6/7/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	6,500	6,500
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. (Valley View Apts. Proj.) 1.1% 6/7/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	10,640	10,640
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 1.18% 6/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,320	4,320
FHLMC:
Illinois Fin. Auth. Multi-family Rev. (Villagebrook Apts Proj.) Series 2005, 1.07% 6/7/18, LOC Freddie Mac, VRDN (a)(b)	7,400	7,400
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 1.13% 6/7/18, LOC Freddie Mac, VRDN (a)(b)	6,000	6,000
FNMA:
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 1.11% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	2,915	2,915
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. (Prairie Station Apts. Proj.) 1.08% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	17,900	17,900
		131,655
Indiana - 0.4%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.29% 6/7/18, VRDN (a)(b)	14,100	14,100
Series 2003 B, 1.1% 6/7/18, VRDN (a)(b)	9,000	9,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.2% 6/7/18, VRDN (a)	7,400	7,400
Series I, 1.2% 6/7/18, VRDN (a)	3,200	3,200
		33,700
Iowa - 1.5%
Iowa Fin. Auth. Solid Disp. Waste Rev.:
(MidAmerican Energy Co. Proj.) Series 2016 B, 1.12% 6/7/18, VRDN (a)(b)	30,000	30,000
(MidAmerican Energy Proj.) Series 2008 A, 1.12% 6/7/18, VRDN (a)(b)	45,100	45,100
Iowa Fin. Auth. Solid Waste Facilities (Mid-American Energy Co. Proj.) Series 2017, 1.11% 6/7/18, VRDN (a)(b)	55,500	55,500
		130,600
Kansas - 0.4%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.):
Series 2000, 1.13% 6/7/18, LOC Bank of America NA, VRDN (a)(b)	25,100	25,100
Series 2002, 1.13% 6/7/18, LOC Bank of America NA, VRDN (a)(b)	7,000	7,000
Lenexa Multi-family Hsg. Rev. (Heather Glen Apts. Proj.) Series 2007, 1.07% 6/7/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	1,030	1,030
		33,130
Kentucky - 3.5%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 1.13% 6/7/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	33,200	33,200
Series 2006 B, 1.23% 6/7/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	33,500	33,500
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 1.13% 6/7/18 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	7,870	7,870
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 1.13% 6/7/18 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	70,000	70,000
Series 1993 B, 1.13% 6/7/18 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	40,000	40,000
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.1% 6/7/18, VRDN (a)(b)	118,300	118,300
FHLMC Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 1.08% 6/7/18, LOC Freddie Mac, VRDN (a)(b)	12,565	12,565
		315,435
Louisiana - 1.5%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2002, 1.08% 6/7/18, VRDN (a)(b)	14,000	14,000
Series 2003, 1.08% 6/7/18, VRDN (a)(b)	18,650	18,650
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.14% 6/7/18, VRDN (a)	52,035	52,035
Series 2010 B1, 1.19% 6/7/18, VRDN (a)	46,260	46,260
FHLMC Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 1.09% 6/7/18, LOC Freddie Mac, VRDN (a)	4,095	4,095
		135,040
Maryland - 0.1%
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 C, 1.05% 6/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	3,150	3,150
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Series 2008 C, 1.09% 6/7/18, LOC PNC Bank NA, VRDN (a)(b)	3,290	3,290
		6,440
Michigan - 0.2%
Michigan Strategic Fund Ltd. Oblig. Rev. (Consumers Energy Co. Proj.) 1.07% 6/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	13,900	13,900
Minnesota - 0.0%
FNMA Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 1.08% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	4,700	4,700
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 1.13% 6/7/18, LOC Bank of America NA, VRDN (a)(b)	10,000	10,000
Missouri - 0.4%
FNMA:
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 1.08% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	10,600	10,600
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.) Series 2003 A, 1.12% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	24,700	24,700
		35,300
Nebraska - 0.4%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2014 B, 1.13% 6/7/18 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	10,410	10,410
Series 2015 D, 1.13% 6/7/18 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	3,300	3,300
Series 2016 D, 1.13% 6/7/18 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	2,300	2,300
Series B, 1.13% 6/7/18 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	17,000	17,000
		33,010
Nevada - 2.6%
Clark County Arpt. Rev.:
Series 2008 A2, 1.11% 6/7/18, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	1,995	1,995
Series 2008 B2, 1.07% 6/7/18, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	46,235	46,235
Series 2008 C1, 1.11% 6/7/18, LOC Bank of America NA, VRDN (a)(b)	11,500	11,500
Series 2008 C2, 1.11% 6/7/18, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	37,415	37,415
Series 2008 C3, 1.08% 6/7/18, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	6,900	6,900
Series 2011 B1, 1.07% 6/7/18, LOC Citibank NA, VRDN (a)(b)	48,400	48,400
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) 1.13% 6/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	36,195	36,195
Washoe County Gas Facilities Rev.:
Series 2016 C, 1.14% 6/7/18, VRDN (a)(b)	26,900	26,900
Series 2016 E, 1.14% 6/7/18, VRDN (a)(b)	18,500	18,500
		234,040
New York - 3.8%
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(15 East Clark Place Apts. Proj.) Series A, 1.13% 6/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,430	5,430
(Urban Horizons II Dev. Proj.) Series 2005 A, 1.04% 6/7/18, LOC Citibank NA, VRDN (a)(b)	5,165	5,165
FHLMC New York Hsg. Fin. Agcy. Rev.:
(Clinton Green North Hsg. Proj.) Series 2005 A, 1.13% 6/7/18, LOC Freddie Mac, VRDN (a)(b)	50,000	50,000
(Clinton Green South Hsg. Proj.):
Series 2005 A, 1.13% 6/7/18, LOC Freddie Mac, VRDN (a)(b)	49,000	49,000
Series 2006 A, 1.13% 6/7/18, LOC Freddie Mac, VRDN (a)(b)	34,700	34,700
(Theatre Row Tower Hsg. Proj.):
Series 2000 A, 1.13% 6/7/18, LOC Freddie Mac, VRDN (a)(b)	3,600	3,600
Series 2002 A, 1.13% 6/7/18, LOC Freddie Mac, VRDN (a)(b)	3,500	3,500
FNMA New York Hsg. Fin. Agcy. Rev.:
(316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 1.13% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	89,500	89,500
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 1.09% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	40,000	40,000
(East 39th Street Hsg. Proj.) Series 1999 A, 1.13% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	10,900	10,900
(Worth Street Hsg. Proj.) Series A, 1.13% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	47,600	47,600
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (La Casa del Sol Proj.) Series 2005 A, 1.04% 6/7/18, LOC Citibank NA, VRDN (a)(b)	4,250	4,250
		343,645
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.22% 6/7/18, VRDN (a)(b)	3,800	3,800
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 1.07% 6/7/18, LOC Cr. Industriel et Commercial, VRDN (a)	9,950	9,950
		13,750
Ohio - 0.0%
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2016 H, 1.09% 6/7/18 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	1,935	1,935
Oklahoma - 0.1%
Tulsa Arpts. Impt. Trust Spl. Facility Rev. 1.09% 6/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	10,120	10,120
Oregon - 0.1%
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 1.12% 6/7/18, LOC Bank of America NA, VRDN (a)(b)	3,160	3,160
(New Columbia - Trouton Proj.) Series 2005, 1.12% 6/7/18, LOC Bank of America NA, VRDN (a)(b)	5,170	5,170
		8,330
Pennsylvania - 0.1%
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 1.3% 6/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,905	6,905
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 1.1% 6/7/18, LOC Citizens Bank of Pennsylvania, VRDN (a)	805	805
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2018 C, 1.13% 6/7/18, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,645	2,645
		10,355
South Carolina - 0.2%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 1.1% 6/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	15,000	15,000
South Dakota - 0.1%
FNMA South Dakota Hsg. Dev. Auth. (Harmony Heights Proj.) Series 2001, 1.17% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	5,185	5,185
Tennessee - 0.8%
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 1.13% 6/7/18, VRDN (a)(b)	11,600	11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 1.2% 6/7/18, LOC Rabobank Nederland, VRDN (a)(b)	29,700	29,700
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 1.07% 6/7/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	10,000	10,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 1.1% 6/7/18, LOC Bank of America NA, VRDN (a)	9,760	9,760
FNMA Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 1.07% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
		76,060
Texas - 4.6%
Austin Arpt. Sys. Rev.:
Series 2005 1, 1.07% 6/7/18, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	44,025	44,025
Series 2005 2, 1.07% 6/7/18, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	44,000	44,000
Series 2005 3, 1.07% 6/7/18, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	1,100	1,100
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) 1.07% 6/7/18, LOC Citibank NA, VRDN (a)(b)	13,775	13,775
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) Series 2002, 1.07% 6/7/18, LOC Citibank NA, VRDN (a)(b)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 1.11% 6/7/18, LOC Bank of America NA, VRDN (a)(b)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.) Series 2001, 1.07% 6/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	9,400	9,400
Calhoun Port Auth. Envir. Facilities Rev.:
(Formosa Plastics Corp. Proj.) Series 2012, 1.07% 6/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	8,000	8,000
(Formosa Plastics Corp. Texas Proj.) Series 2007 A, 1.11% 6/7/18, LOC PNC Bank NA, VRDN (a)(b)	2,700	2,700
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 1.07% 6/7/18, LOC Citibank NA, VRDN (a)(b)	12,650	12,650
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 1.25% 6/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	6,955	6,955
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Fairlake Cove Apts. Proj.) Series 2005, 1.07% 6/7/18, LOC Citibank NA, VRDN (a)(b)	8,185	8,185
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 1.2% 6/7/18, VRDN (a)(b)	12,600	12,600
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 1.12% 6/7/18, LOC Bank of America NA, VRDN (a)(b)	20,560	20,560
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2000, 1.08% 6/7/18, VRDN (a)(b)	18,900	18,900
Series 2001, 1.08% 6/7/18, VRDN (a)(b)	19,200	19,200
Series 2012, 1.11% 6/7/18 (Total SA Guaranteed), VRDN (a)	9,100	9,100
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 1.11% 6/7/18 (Total SA Guaranteed), VRDN (a)	2,600	2,600
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 1.15% 6/7/18 (Total SA Guaranteed), VRDN (a)(b)	8,000	8,000
FHLMC:
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 1.09% 6/7/18, LOC Freddie Mac, VRDN (a)(b)	7,470	7,470
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2003 A, 1.09% 6/7/18, LOC Freddie Mac, VRDN (a)(b)	8,150	8,150
FNMA:
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 1.09% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	5,075	5,075
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 1.09% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	6,680	6,680
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 1.08% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	12,415	12,415
(Louetta Village Apts. Proj.) Series 2005, 1.09% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	5,880	5,880
(Primrose Aldine Bender Apt. Proj.) Series 2004, 1.07% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	7,010	7,010
(Primrose at Bammel Apts. Proj.) Series 2005, 1.07% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	7,480	7,480
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Little Nell Apts. Proj.) Series 2003, 1.08% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	11,100	11,100
(Mayfair Park Apts. Proj.) Series 2004, 1.09% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	2,930	2,930
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series 2004, 1.08% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	11,000	11,000
(Chisholm Trail Proj.) Series 2004, 1.09% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	4,600	4,600
(Pinnacle Apts. Proj.) Series 2004, 1.08% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	12,765	12,765
(Residences at Sunset Pointe Proj.) Series 2006, 1.18% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
(St. Augustine Estate Proj.) Series 2005, 1.09% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	5,580	5,580
(Windshire Apts. Proj.) Series 2007, 1.08% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	12,900	12,900
Series 2004, 1.08% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	10,400	10,400
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) Series 2004, 1.07% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	8,685	8,685
		412,370
Utah - 0.1%
FNMA Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) Series 2005 A, 1.07% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	8,485	8,485
Virginia - 0.3%
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (Garnet of Virginia, Inc. Proj.) Series 1996, 1.12% 6/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,250	5,250
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 1.13% 6/7/18, LOC Bank of America NA, VRDN (a)	3,315	3,315
FHLMC Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 1.1% 6/7/18, LOC Freddie Mac, VRDN (a)(b)	7,000	7,000
FNMA Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 1.08% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	14,620	14,620
		30,185
Washington - 2.1%
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 1.11% 6/7/18, LOC Bank of America NA, VRDN (a)(b)	16,155	16,155
Port of Seattle Rev. Series 1997, 1.25% 6/7/18, LOC Bank of America NA, VRDN (a)(b)	32,450	32,450
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 1.1% 6/7/18, LOC Bank of America NA, VRDN (a)	25,000	25,000
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 1.1% 6/7/18, LOC Bank of America NA, VRDN (a)	6,800	6,800
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Fairwinds Redmond Proj.) Series A, 1.1% 6/7/18, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	19,250	19,250
(The Lodge at Eagle Ridge Proj.) Series A, 1.1% 6/7/18, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	9,485	9,485
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Gardens Univ. Village Apt. Proj.) Series A, 1.08% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	21,700	21,700
(Highland Park Apts. Proj.) Series A, 1.09% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	9,040	9,040
(Pinehurst Apts. Proj.) Series A, 1.08% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	12,000	12,000
(Silver Creek Apts. Proj.) Series A, 1.08% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	12,250	12,250
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 1.08% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	15,750	15,750
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 1.09% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	7,535	7,535
(Vintage Mount Vernon Proj.) Series A, 1.09% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	3,500	3,500
		190,915
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.16% 6/7/18, VRDN (a)(b)	22,775	22,775
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.15% 6/7/18, VRDN (a)(b)	26,900	26,900
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.09% 6/7/18, LOC Bank of America NA, VRDN (a)(b)	6,580	6,580
		56,255
Wyoming - 0.4%
Converse County Envir. Impt. Rev. Series 1995, 1.17% 6/7/18, VRDN (a)(b)	1,200	1,200
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.26% 6/7/18, VRDN (a)	3,595	3,595
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 1.31% 6/7/18, VRDN (a)(b)	20,350	20,350
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.26% 6/7/18, VRDN (a)	3,800	3,800
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1992 A, 1.13% 6/7/18, VRDN (a)	3,800	3,800
		32,745
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $3,400,965)		3,400,965

Tender Option Bond - 20.6%
Alaska - 0.2%
Alaska Indl. Dev. & Expt. Auth. Rev. Participating VRDN Series 16 XM 0236, 1.09% 6/7/18 (Liquidity Facility Bank of America NA) (a)(c)	16,665	16,665
Arizona - 0.2%
Mesa Util. Sys. Rev. Bonds Series Solar 17 0026, SIFMA Municipal Swap Index + 0.050% 1.11%, tender 6/7/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	5,370	5,370
Rowan Univ. Participating VRDN Series 2016 XF 2337, 1.1% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,700	7,700
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN Series Floaters XF 25 37, 1.1% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,015	2,015
		15,085
California - 0.2%
Newport Mesa Unified School District Bonds Series WF 11 70Z, SIFMA Municipal Swap Index + 0.280% 1.34%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	16,775	16,775
Colorado - 0.7%
Children's Hosp. Assoc., Co. Participating VRDN Series Floaters XF 23 05, 1.1% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,095	2,095
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 1.11% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	21,625	21,625
Colorado Univ. Co. Hosp. Auth. Rev. Participating VRDN Series EGL 17 0002, 1.1% 6/7/18 (Liquidity Facility Citibank NA) (a)(c)	24,800	24,800
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 1.12% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,300	2,300
Denver City & County Board Wtr. Rev. Bonds Series Solar 17 0032, SIFMA Municipal Swap Index + 0.150% 1.21%, tender 6/7/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	4,215	4,215
Univ. of Colorado Enterprise Sys. Rev. Bonds Series Solar 0065, 1.21%, tender 6/21/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	6,300	6,300
		61,335
Connecticut - 0.3%
Connecticut Gen. Oblig. Participating VRDN:
Series 15 YX1002, 1.12% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,675	4,675
Series 2017, 1.12% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,990	1,990
Series Floaters 016, SIFMA Municipal Swap Index + 0.040% 1.12% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,100	9,100
Series Floaters XL 00 66, 1.12% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,200	3,200
Series Floaters XM 05 22, 1.12% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series Floaters YX 10 77, 1.12% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,455	2,455
State of Connecticut Gen. Oblig. Bonds Participating VRDN Series XM 03 39, 1.12% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,700	3,700
		30,120
District Of Columbia - 0.4%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 1.13% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	6,300	6,300
District of Columbia Gen. Oblig. Bonds Series Solar 0035, SIFMA Municipal Swap Index + 0.150% 1.21%, tender 8/30/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,495	2,495
District of Columbia Income Tax Rev. Participating VRDN:
Series EGL 14 0039, 1.1% 6/7/18 (Liquidity Facility Citibank NA) (a)(c)	12,400	12,400
Series XF 23 41, 1.1% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,800	4,800
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN:
Series Floaters XM 05 52, 1.14% 6/7/18 (Liquidity Facility Cr. Suisse AG) (a)(b)(c)	5,700	5,700
Series Floaters ZM 05 54, 1.12% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)(c)	2,500	2,500
		34,195
Florida - 1.9%
Central Fla Expwy Auth. Rev.:
Bonds Series Floaters E 62, SIFMA Municipal Swap Index + 0.170% 1.23%, tender 7/2/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	49,730	49,730
Participating VRDN Series Floaters 004, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	38,800	38,800
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series Solar 0049, 1.21%, tender 6/14/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,000	3,000
Series Solar 0054, 1.21%, tender 6/21/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,150	2,150
Florida Gen. Oblig. Bonds:
Series Solar 042, SIFMA Municipal Swap Index + 0.050% 1.21%, tender 6/14/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	8,255	8,255
Series Solar 2017 37, SIFMA Municipal Swap Index + 0.050% 1.21%, tender 7/5/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,900	2,900
Gainesville Utils. Sys. Rev. Bonds Series Solar 0061, 1.21%, tender 8/9/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	15,835	15,835
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series Floaters ZF 25 03, 1.12% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)(c)	3,750	3,750
Miami Beach Resort Tax Rev. Participating VRDN Series RBC 15 ZM0119, 1.11% 6/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,500	7,500
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 1.12% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	9,255	9,255
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 1.12% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	8,040	8,040
Palm Beach County School Board Ctfs. of Prtn. Participating VRDN Series 2017 01, 1.1% 6/7/18 (Liquidity Facility Citibank NA) (a)(c)	10,490	10,490
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 1.09% 6/7/18 (Liquidity Facility Citibank NA) (a)(c)	6,400	6,400
Pinellas County Fla School Board Ctfs. Participating VRDN Series Floaters ZF 05 86, 1.13% 6/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	5,000	5,000
		171,105
Georgia - 0.4%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 107, 1.12% 6/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	12,800	12,800
Clarke County Hosp. Auth. Participating VRDN Series 2017 ZF 2413, 1.11% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,800	4,800
Heard County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 105, 1.12% 6/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,300	2,300
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, SIFMA Municipal Swap Index + 0.150% 1.21%, tender 8/16/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	6,325	6,325
Monroe County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 106, 1.12% 6/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,000	5,000
		31,225
Hawaii - 0.3%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series Floaters XM 06 19, 1.14% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	10,200	10,200
Hawaii Gen. Oblig.:
Bonds Series Solar 17 0031, SIFMA Municipal Swap Index + 0.050% 1.21%, tender 7/19/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	5,120	5,120
Participating VRDN:
Series 16 XF0439, 1.1% 6/7/18 (Liquidity Facility Bank of America NA) (a)(c)	6,000	6,000
Series Floaters XF 05 18, 1.1% 6/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,835	3,835
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 1.09% 6/7/18 (Liquidity Facility Citibank NA) (a)(c)	4,005	4,005
		29,160
Illinois - 2.2%
Chicago Board of Ed. Participating VRDN:
Series Floaters 003, 1.31% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	50,300	50,300
Series Floaters 006, 1.31% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	29,300	29,300
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.1% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	12,600	12,600
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 1.21% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,900	1,900
Cook County Ill Sales Tax Rev. Participating VRDN Series Floaters XF 25 01, 1.12% 6/7/18 (Liquidity Facility Citibank NA) (a)(c)	5,100	5,100
Illinois Fin. Auth. Rev. Participating VRDN:
Series Floaters XF 25 00, 1.12% 6/7/18 (Liquidity Facility Citibank NA) (a)(c)	4,980	4,980
Series XF 23 38, 1.1% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,800	10,800
Illinois Gen. Oblig. Participating VRDN:
Series Floaters E97, 1.11% 6/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	40,745	40,745
Series Floaters XX 10 81, 1.12% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	12,000	12,000
Series Floaters YX 10 72, 1.12% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,625	3,625
Series Floaters YX 10 86, 1.12% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,100	4,100
Illinois Sales Tax Rev. Participating VRDN Series XF 24 06, 1.1% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,055	4,055
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 1.14% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000	2,000
Series 15 XM 0078, 1.11% 6/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	15,375	15,375
		196,880
Indiana - 0.9%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 1.13% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	13,000	13,000
Indiana Fin. Auth. Rev. Participating VRDN Series 15 XF0106, 1.09% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	17,180	17,180
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, SIFMA Municipal Swap Index + 0.170% 1.09%, tender 6/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	53,300	53,300
		83,480
Iowa - 0.2%
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Participating VRDN Series Floaters E 114, 1.16% 6/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	20,000	20,000
Kansas - 0.1%
Kansas Dev. Fin. Agcy. Participating VRDN Series ROC II R 14067, 1.09% 6/7/18 (Liquidity Facility Citibank NA) (a)(c)	5,420	5,420
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series XF 10 51, 1.11% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	6,270	6,270
		11,690
Kentucky - 0.1%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 1.1% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,295	5,295
Louisiana - 1.4%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 1.11% 6/7/18 (Liquidity Facility Citibank NA) (a)(c)	114,600	114,600
Louisiana Local Govt. Envir. Facilities Participating VRDN Series 2016 XF 2336, 1.1% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,400	10,400
		125,000
Maryland - 0.3%
Maryland Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 1.14% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	18,300	18,300
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN:
Series 15 XF0130, 1.09% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,275	7,275
Series Floaters XG 01 77, 1.1% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,900	1,900
		27,475
Massachusetts - 1.2%
Massachusetts Clean Wtr. Trust Bonds Series Clipper 09 30, SIFMA Municipal Swap Index + 0.180% 1.24%, tender 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	17,410	17,410
Massachusetts Gen. Oblig. Bonds:
Series Clipper 09 67, SIFMA Municipal Swap Index + 0.050% 1.11%, tender 6/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	71,570	71,570
Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.24%, tender 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	15,913	15,913
		104,893
Michigan - 0.4%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 1.1% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	26,100	26,100
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 1.11% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,290	5,290
Series 16 ZM0166, 1.09% 6/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,240	2,240
		33,630
Mississippi - 0.0%
Mississippi Gen. Oblig. Participating VRDN Series Clipper 09 60, SIFMA Municipal Swap Index + 0.050% 1.11% 6/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	3,500	3,500
Missouri - 0.3%
Missouri St Hefa Edl. Facilities Rev. Participating VRDN:
Series Floaters 17 010, 1.11% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	28,040	28,040
Series XG 01 84, 0% 6/8/18 (Liquidity Facility Citibank NA) (a)(c)	2,300	2,300
		30,340
Montana - 0.1%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	4,600	4,600
Nebraska - 0.3%
Douglas County School District #1 Bonds Series Solar 0059, SIFMA Municipal Swap Index + 0.050% 1.21%, tender 7/5/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	5,200	5,200
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series 16 XF1053, 1.13% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	12,200	12,200
Series Floaters XX 10 04, 1.11% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,710	5,710
		23,110
Nevada - 0.2%
Clark County Fuel Tax:
Bonds:
Series Solar 0068, 1.21%, tender 7/5/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,600	3,600
Series Solar 17 25, SIFMA Municipal Swap Index + 0.150% 1.21%, tender 6/21/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	5,540	5,540
Participating VRDN Series Floaters XF 25 80, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,925	8,925
		18,065
New Jersey - 0.1%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.23% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	5,521	5,521
Union County Impt. Auth. Participating VRDN Series XF 10 19, 1.11% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	4,100	4,100
Union County Impt. Auth. Rev. Participating VRDN Series XG 00 57, 1.12% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	3,200	3,200
		12,821
North Carolina - 2.0%
City of Charlotte Wtr. Swr. Sys. Rev. Participating VRDN Series XL 00 12, 1.11% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,000	5,000
Greensboro Combined Enterprise Sys. Rev. Bonds Series Solar 0045, SIFMA Municipal Swap Index + 0.050% 1.21%, tender 8/23/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,720	2,720
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 14 0050, 1.1% 6/7/18 (Liquidity Facility Citibank NA) (a)(c)	63,665	63,665
Series EGL 14 0051:
1.1% 6/7/18 (Liquidity Facility Citibank NA) (a)(c)	16,300	16,300
1.1% 6/7/18 (Liquidity Facility Citibank NA) (a)(c)	14,220	14,220
Series EGL 14 0052, 1.1% 6/7/18 (Liquidity Facility Citibank NA) (a)(c)	64,735	64,735
North Carolina Cap. Impt. Ltd. Bonds Series WF 11 136C, SIFMA Municipal Swap Index + 0.280% 1.29%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	2,765	2,765
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series 15 XF0147, 1.1% 6/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	9,365	9,365
		178,770
Ohio - 0.2%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.12% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,800	2,800
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	7,015	7,015
Ohio Higher Edl. Facility Commission Rev. Participating VRDN:
Series 2017, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	6,010	6,010
Series XG 00 69, 1.12% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	750	750
		16,575
Oklahoma - 0.1%
Edmond Pubs Sales & Uti Rev. Participating VRDN Series Floaters XM 05 59, 1.12% 6/7/18 (Liquidity Facility Citibank NA) (a)(c)	7,800	7,800
Oregon - 0.3%
Clackamas County School District #7J Bonds Series Solar 0053, SIFMA Municipal Swap Index + 0.050% 1.21%, tender 6/28/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	6,890	6,890
Oregon Gen. Oblig.:
Bonds Series WF11 57 C, SIFMA Municipal Swap Index + 0.280% 1.34%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	10,760	10,760
Participating VRDN Series ROC II R 11949, 1.09% 6/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,615	3,615
Portland Wtr. Sys. Rev. Bonds Series 2016 24, SIFMA Municipal Swap Index + 0.150% 1.21%, tender 6/7/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	6,345	6,345
		27,610
Pennsylvania - 1.0%
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series Floaters E72, SIFMA Municipal Swap Index + 0.170% 1.23%, tender 9/4/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	68,500	68,500
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	11,000	11,000
Pennsylvania Econ. Dev. Participating VRDN Series XM 0048, 1.11% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,500	1,500
Pennsylvania Econ. Dev. Fing. Auth. Rev. Participating VRDN Series Floaters 16 YX1028, 1.11% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,415	2,415
Pennsylvania Gen. Oblig. Participating VRDN Series Floaters XF 24 54, 1.09% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,630	5,630
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, SIFMA Municipal Swap Index + 0.280% 1.34%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	2,600	2,600
		91,645
South Carolina - 0.7%
Berkeley County School District Bonds Series Solar 17 0030, SIFMA Municipal Swap Index + 0.150% 1.21%, tender 8/16/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,040	3,040
Columbia Wtrwks. & Swr. Rev.:
Bonds Series 2016 21, SIFMA Municipal Swap Index + 0.050% 1.21%, tender 7/12/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	7,960	7,960
Participating VRDN Series Floaters XM 04 42, 1.11% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,000	3,000
Lancaster County School District Bonds Series Solar 17 21, SIFMA Municipal Swap Index + 0.150% 1.21%, tender 6/7/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,585	3,585
Lexington County School District #1 Bonds Series Solar 0058, 1.21%, tender 8/2/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,600	3,600
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 1.1% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	33,065	33,065
Series Floaters XG 01 49, 1.1% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	11,215	11,215
		65,465
Tennessee - 0.1%
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN:
Series Floaters XG 01 45, 1.1% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,585	4,585
Series Floaters XL 00 62, 1.12% 6/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,320	2,320
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series 2014 ZF0208, 1.16% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
		11,905
Texas - 1.0%
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, SIFMA Municipal Swap Index + 0.280% 1.34%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	5,535	5,535
Boerne Independent School District Participating VRDN Series Floaters XG 01 64, 1.1% 6/7/18 (Liquidity Facility Bank of America NA) (a)(c)	2,795	2,795
Frisco Independent School District Participating VRDN Series ROC II R 11960, 1.09% 6/7/18 (Liquidity Facility Citibank NA) (a)(c)	6,310	6,310
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	10,365	10,365
Harris County Gen. Oblig. Bonds Series Clipper 09 73, SIFMA Municipal Swap Index + 0.040% 1.11%, tender 6/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	4,600	4,600
Hays Consolidated Independent School District Bonds Series Solar 0050, SIFMA Municipal Swap Index + 0.050% 1.21%, tender 7/12/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,795	2,795
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 1.09% 6/7/18 (Liquidity Facility Citibank NA) (a)(c)	6,000	6,000
Houston Util. Sys. Rev. Participating VRDN Series 16 XM 0235, 1.09% 6/7/18 (Liquidity Facility Bank of America NA) (a)(c)	14,400	14,400
Katy Independent School District Participating VRDN Series Floaters XG 01 63, 1.1% 6/7/18 (Liquidity Facility Bank of America NA) (a)(c)	1,105	1,105
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series 16 XF0411, 1.11% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,900	6,900
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 0028, 1.11% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000	4,000
Texas A&M Univ. Rev. Participating VRDN Series Floaters XM 04 43, 1.1% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,580	1,580
Texas Gen. Oblig. Bonds Series WF 1183C, SIFMA Municipal Swap Index + 0.350% 1.36%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)(d)(e)	15,045	15,045
Wells Fargo Stage Trs Var States Participating VRDN Series Floaters XF 23 21, 1.09% 6/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	4,095	4,095
		85,525
Utah - 0.2%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 1.11% 6/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	14,900	14,900
Vermont - 0.0%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 1.1% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	910	910
Virginia - 1.0%
Hampton Roads Sanitation District Wastewtr. Rev. Bonds Series Solar 0064, 1.21%, tender 8/2/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	6,500	6,500
Loudoun County Gen. Oblig. Bonds Series Solar 2017 38, SIFMA Municipal Swap Index + 0.050% 1.21%, tender 7/12/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,915	2,915
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series EGL 17 0005, 1.1% 6/7/18 (Liquidity Facility Citibank NA) (a)(c)	31,565	31,565
Univ. of Virginia Gen. Rev.:
Bonds Series Solar 17 17, SIFMA Municipal Swap Index + 0.150% 1.21%, tender 8/30/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,420	3,420
Participating VRDN Series EGL 14 0048, 1.1% 6/7/18 (Liquidity Facility Citibank NA) (a)(c)	41,105	41,105
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series 16 XM0142, 1.09% 6/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	6,770	6,770
		92,275
Washington - 1.2%
King County Gen. Oblig. Participating VRDN Series Floaters XM 04 41, 1.11% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,500	2,500
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 1.1% 6/7/18 (Liquidity Facility Citibank NA) (a)(c)	39,785	39,785
Series ROC II R 11962, 1.09% 6/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,200	2,200
Port of Seattle Rev. Participating VRDN Series Floaters XF 05 22, 1.15% 6/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	3,600	3,600
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series Solar 0055, 1.21%, tender 6/28/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	6,190	6,190
Series Solar 17 19, SIFMA Municipal Swap Index + 0.150% 1.21%, tender 8/30/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,870	3,870
Series WF 11-18C, SIFMA Municipal Swap Index + 0.280% 1.34%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	6,730	6,730
Seattle Wtr. Sys. Rev. Bonds Series Solar 17 5, SIFMA Municipal Swap Index + 0.150% 1.21%, tender 7/26/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	7,605	7,605
Washington Gen. Oblig. Bonds Series WF 11-16C, SIFMA Municipal Swap Index + 0.280% 1.34%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	33,900	33,900
Washington Health Care Facilities Auth. Rev. Participating VRDN Series Floaters XF 24 92, 1.12% 6/7/18 (Liquidity Facility Citibank NA) (a)(c)	1,745	1,745
		108,125
Wisconsin - 0.4%
Agnesian Healthcare Participating VRDN Series Floaters XF 24 83, 1.1% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,700	4,700
Milwaukee Metropolitan Swr. District Bonds Series Solar 0036, SIFMA Municipal Swap Index + 0.150% 1.21%, tender 6/14/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,100	3,100
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 53, SIFMA Municipal Swap Index + 0.180% 1.24% 7/1/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	12,745	12,745
Wisconsin Health & Edl. Facilities Participating VRDN Series Floaters XG 00 72, 1.13% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	4,200	4,200
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters 3184, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	11,860	11,860
		36,605
TOTAL TENDER OPTION BOND
(Cost $1,844,554)		1,844,554

Other Municipal Security - 39.2%
Alabama - 0.5%
Huntsville Health Care Auth. Rev. Series 2018:
1.24% 6/1/18, CP	17,400	17,400
1.3% 6/18/18, CP	4,000	4,000
1.32% 7/6/18, CP	13,000	13,000
1.44% 8/1/18, CP	11,800	11,800
		46,200
Alaska - 0.4%
Anchorage Gen. Oblig. TAN Series 2018, 4% 9/17/18	38,900	39,181
Arizona - 0.3%
Maricopa County Ctfs. of Prtn. Bonds Series 2015, 5% 7/1/18	2,500	2,507
Phoenix Civic Impt. Board Arpt. Rev. Bonds Series 2008 A, 5% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	18,500	18,554
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 1.64% 8/7/18, CP	3,800	3,800
		24,861
California - 1.9%
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 1.16%, tender 9/4/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	76,875	76,875
Series 2010 B, SIFMA Municipal Swap Index + 0.100% 1.16%, tender 9/4/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	26,990	26,990
Los Angeles Cmnty. College District Bonds:
Series 2017 A1, 2% 8/1/18	3,400	3,403
Series 2017 J, 2% 8/1/18	8,100	8,107
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2018, 1.41% 7/19/18 (Liquidity Facility Royal Bank of Canada), CP	28,600	28,600
Riverside County Gen. Oblig. TRAN Series 2017, 2% 6/29/18	3,700	3,701
Sacramento Muni. Util. District Elec. Rev. Series L1, 1.37% 6/5/18, LOC Barclays Bank PLC, CP	11,900	11,900
San Francisco City & County Pub. Util. Commission Wastewtr. Rev. Series A1, 1.33% 7/26/18, LOC Sumitomo Mitsui Banking Corp., CP	10,442	10,442
		170,018
Colorado - 0.5%
Colorado Ed. Ln. Prog. TRAN:
Series 2012, 4% 6/28/18	18,655	18,688
Series 2017, 4% 6/28/18	6,850	6,862
Colorado Springs Utils. Rev.:
Series A, 1.66% 6/7/18, LOC Bank of America NA, CP	5,100	5,100
Series B, 1.6% 6/20/18, LOC Bank of America NA, CP	4,800	4,800
Denver City & County Arpt. Rev. Bonds:
Series 2011 A, 5.25% 11/15/18 (b)	4,800	4,876
Series 2017 A, 4% 11/15/18 (b)	7,995	8,085
		48,411
Connecticut - 3.0%
Bristol Gen. Oblig. BAN Series 2018, 2.25% 10/25/18	2,700	2,705
Colchester Gen. Oblig. BAN Series 2018, 2.5% 10/17/18	7,950	7,980
Connecticut Gen. Oblig.:
BAN Series 2017 A, 5% 9/14/18	161,950	163,568
Bonds:
Series 2014 C, 5% 6/15/18	300	300
Series 2014 H, 5% 11/15/18	3,195	3,245
Series 2015 C, SIFMA Municipal Swap Index + 0.750% 1.81% 6/15/18 (a)(d)	5,000	5,001
Series 2017 B, 5% 4/15/19	1,400	1,435
Series 2018 A, 5% 4/15/19	3,400	3,491
Series 2018 B, 5% 4/15/19	13,790	14,157
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series S1, 1.55% tender 6/5/18, CP mode	4,660	4,660
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2018 A, 4% 1/1/19	2,400	2,433
East Haddam Gen. Oblig. BAN Series 2018, 2.25% 9/6/18	6,900	6,914
Greenwich Gen. Oblig. BAN Series 2018, 2% 1/18/19	31,140	31,247
Ledyard Gen. Oblig. BAN Series 2018, 2% 6/13/18	10,200	10,202
New Milford Gen. Oblig. BAN Series 2018, 2.5% 1/24/19	1,460	1,466
Watertown Gen. Oblig. BAN Series 2018, 2.5% 10/25/18	5,800	5,822
Windham Gen. Oblig. BAN Series 2018, 2.75% 10/12/18	4,900	4,918
		269,544
District Of Columbia - 0.1%
District of Columbia Rev. Bonds Series 2000, 1.66% tender 8/6/18, LOC JPMorgan Chase Bank, CP mode	4,800	4,800
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1, 1.62% 6/22/18, LOC JPMorgan Chase Bank, CP	5,700	5,700
		10,500
Florida - 4.4%
Florida Local Govt. Fin. Cmnty.:
Series 11A1:
1.61% 6/5/18, LOC JPMorgan Chase Bank, CP	1,274	1,274
1.62% 6/13/18, LOC JPMorgan Chase Bank, CP	13,353	13,353
1.67% 7/5/18, LOC JPMorgan Chase Bank, CP	7,700	7,700
Series A1, 1.61% 6/5/18, LOC JPMorgan Chase Bank, CP	35,800	35,800
Jacksonville Gen. Oblig. Series A, 1.68% 7/5/18, LOC Bank of America NA, CP	8,900	8,900
Miami-Dade County Series A1:
1.48% 8/20/18, LOC Bank of America NA, CP (b)	30,500	30,500
1.51% 8/2/18, LOC Bank of America NA, CP (b)	14,143	14,143
1.65% 7/6/18, LOC Bank of America NA, CP (b)	9,700	9,700
Miami-Dade County Aviation Rev.:
Bonds Series 2008, 5.25% 10/1/18 (Pre-Refunded to 10/1/18 @ 100) (b)	20,935	21,185
Series C:
1.35% 6/5/18, LOC Bank of America NA, CP (b)	19,900	19,900
1.4% 6/5/18, LOC Bank of America NA, CP (b)	9,800	9,800
1.42% 7/3/18, LOC Bank of America NA, CP (b)	19,600	19,600
1.51% 8/2/18, LOC Bank of America NA, CP (b)	19,300	19,300
1.63% 8/6/18, LOC Bank of America NA, CP (b)	29,000	29,000
1.67% 8/2/18, LOC Bank of America NA, CP (b)	19,400	19,400
Miami-Dade County Wtr. & Swr. Rev.:
Series A1:
1.43% 6/7/18, LOC Barclays Bank PLC, CP	7,800	7,800
1.62% 7/12/18, LOC Barclays Bank PLC, CP	6,000	6,000
Series B1, 1.62% 7/11/18, LOC Sumitomo Mitsui Banking Corp., CP	7,200	7,200
Palm Beach Series 2018, 1.8% 8/2/18, LOC Citibank NA, CP	11,600	11,600
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 1.36%, tender 12/27/18 (a)(d)	28,200	28,200
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 1.31%, tender 12/27/18 (a)(d)	28,900	28,900
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 1.36%, tender 12/27/18 (a)(d)	42,015	42,015
		391,270
Georgia - 6.8%
Atlanta Arpt. Rev.:
Series D1:
1.3% 6/18/18, LOC Bank of America NA, CP	19,400	19,400
1.35% 6/18/18, LOC Bank of America NA, CP	1,017	1,017
1.52% 6/18/18, LOC Bank of America NA, CP	2,000	2,000
Series D2:
1.35% 6/18/18, LOC Bank of America NA, CP (b)	63,761	63,761
1.4% 6/18/18, LOC Bank of America NA, CP (b)	1,464	1,464
1.4% 6/18/18, LOC Bank of America NA, CP (b)	3,360	3,360
1.6% 6/18/18, LOC Bank of America NA, CP (b)	6,500	6,500
Series D3, 1.3% 6/18/18, LOC Bank of America NA, CP	3,113	3,113
Series D4:
1.35% 6/18/18, LOC Bank of America NA, CP (b)	13,000	13,000
1.45% 6/18/18, LOC Bank of America NA, CP (b)	346	346
1.66% 6/18/18, LOC Bank of America NA, CP (b)	648	648
Series E1:
1.31% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	9,700	9,700
1.31% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	9,700	9,700
1.35% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,013	1,013
1.52% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,000	1,000
1.52% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,000	1,000
2% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	300	300
Series E2:
1.36% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	31,881	31,881
1.36% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	31,881	31,881
1.4% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	1,730	1,730
1.45% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	732	732
1.5% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	1,730	1,730
1.6% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	3,200	3,200
1.6% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	3,200	3,200
2.05% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	992	992
Series E3:
1.31% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,498	1,498
1.31% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,498	1,498
2% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	100	100
Series E4:
1.36% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	6,533	6,533
1.36% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	6,534	6,534
1.45% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	100	100
1.45% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	100	100
1.5% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	173	173
1.66% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	324	324
2.05% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	100	100
Atlanta Wtr. & Wastewtr. Rev.:
Series 15A1:
1.67% 6/4/18, LOC PNC Bank NA, CP	39,400	39,400
1.8% 6/4/18, LOC PNC Bank NA, CP	2,100	2,100
Series 15A2:
1.6% 6/5/18, LOC Wells Fargo Bank NA, CP	7,215	7,215
1.8% 6/5/18, LOC Wells Fargo Bank NA, CP	4,150	4,150
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds Series 85A, 1.67% tender 6/7/18, LOC Barclays Bank PLC, CP mode	11,800	11,800
Series B, 1.81% 6/1/18, LOC PNC Bank NA, CP	21,600	21,600
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.16%, tender 8/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	89,620	89,620
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.16%, tender 8/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	204,690	204,689
Med. Ctr. Hosp. Auth. Rev. Bonds Series 2008, 6.5% 8/1/18 (Pre-Refunded to 8/1/18 @ 100)	1,815	1,829
		612,031
Hawaii - 0.3%
Honolulu City & County Gen. Oblig.:
Bonds Series 2009 B, 5.25% 7/1/18	3,500	3,511
Series B1, 1.64% 8/2/18, LOC Sumitomo Mitsui Banking Corp., CP	23,900	23,900
		27,411
Idaho - 0.5%
Idaho Gen. Oblig. TAN Series 2017, 4% 6/29/18	36,930	36,998
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 1.8%, tender 8/1/18 (a)	6,500	6,500
		43,498
Illinois - 2.0%
Chicago O'Hare Int'l. Arpt. Rev.:
Series A1, 1.42% 6/14/18, LOC Bank of America NA, CP (b)	11,500	11,500
Series B1, 1.42% 6/14/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	15,038	15,038
Series C1, 1.43% 6/14/18, LOC Barclays Bank PLC, CP (b)	3,300	3,300
Series C2, 1.38% 6/14/18, LOC Barclays Bank PLC, CP	2,900	2,900
Illinois Fin. Auth. Ed. Rev.:
Series 2018, 1.6% 6/5/18, LOC PNC Bank NA, CP	7,200	7,200
Series LOY:
1.28% 7/6/18, LOC PNC Bank NA, CP	10,200	10,200
1.32% 7/6/18, LOC PNC Bank NA, CP	10,800	10,800
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 1.36%, tender 12/27/18 (a)(d)	40,850	40,850
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/18 (Pre-Refunded to 8/15/18 @ 100)	7,100	7,155
Series 12H:
1.33% tender 6/5/18, CP mode	3,200	3,200
1.68% tender 7/6/18, CP mode	12,800	12,800
Series 12I:
1.33% tender 6/5/18, CP mode	13,500	13,500
1.46% tender 8/13/18, CP mode	6,760	6,760
Series 2012 H, 1.4% tender 8/6/18, CP mode	18,400	18,400
Series I, 1.6% tender 6/13/18, CP mode	12,800	12,800
		176,403
Indiana - 1.2%
Indiana Fin. Auth. Rev. Bonds Series D2, 1.66% tender 8/6/18, CP mode	81,840	81,840
Indiana Univ. Student Fee Revs. Series 2018, 1.48% 8/20/18, CP	2,100	2,100
Indianapolis Gas Util. Sys. Rev. Series 2018, 1.68% 6/5/18, LOC JPMorgan Chase Bank, CP	25,600	25,600
		109,540
Kansas - 0.4%
Wyandotte/Kansas City Unified Govt. BAN Series 2018 I, 1.75% 3/1/19	33,600	33,600
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.65% tender 6/18/18, CP mode	5,600	5,600
Maryland - 0.3%
Baltimore County Gen. Oblig. BAN Series 2018, 4% 3/18/19	15,300	15,575
Baltimore Proj. Rev. Bonds (Wastewtr. Projs.) Series 2008 A, 5% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	2,500	2,506
Maryland Gen. Oblig. Bonds Series 2014 C, 5% 8/1/18	7,600	7,642
		25,723
Massachusetts - 0.4%
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds:
Series H1, 1.64% tender 6/4/18, CP mode	2,660	2,660
Series H2:
1.58% tender 6/5/18, CP mode	535	535
1.6% tender 6/1/18, CP mode	3,040	3,040
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 92:
1.5% tender 7/9/18, CP mode	4,000	4,000
1.68% tender 6/28/18, CP mode	6,900	6,900
Massachusetts Port Auth. Rev.:
Series 12B:
1.24% 6/6/18, LOC TD Banknorth, NA, CP (b)	5,900	5,900
1.4% 9/14/18, LOC TD Banknorth, NA, CP (b)	14,400	14,400
Series B, 1.75% 8/9/18, LOC TD Banknorth, NA, CP (b)	1,900	1,900
		39,335
Michigan - 0.9%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.31%, tender 12/27/18 (a)(d)	16,745	16,745
Michigan Bldg. Auth. Rev.:
Bonds:
Series 2016, 6% 10/15/18 (Pre-Refunded to 10/15/18 @ 100)	3,595	3,654
6% 10/15/18 (Pre-Refunded to 10/15/18 @ 100)	4,100	4,168
Series 7, 1.65% 9/13/18, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	20,600	20,600
Univ. of Michigan Rev.:
Bonds:
Series 09B:
1.26% tender 6/1/18, CP mode	3,800	3,800
1.55% tender 8/6/18, CP mode	6,200	6,200
Series 2009 B, 1.38% tender 7/2/18, CP mode	4,700	4,700
Series B, 1.63% tender 8/6/18, CP mode	9,500	9,500
Series K1:
1.59% 7/2/18, CP	3,100	3,100
1.62% 7/9/18, CP	4,700	4,700
		77,167
Minnesota - 0.4%
Minnesota Gen. Oblig. Bonds Series 2017 E, 4% 10/1/18	5,740	5,786
Univ. of Minnesota Gen. Oblig.:
Series 17 F, 1.42% 8/2/18, CP	2,400	2,400
Series 17F, 1.26% 6/1/18, CP	3,800	3,800
Series B, 1.64% 7/2/18, CP	5,200	5,200
Series D, 1.38% 7/2/18, CP	7,500	7,500
Univ. of Minnesota Rev. Series A:
1.64% 7/2/18, CP	4,900	4,900
1.65% 8/13/18, CP	8,800	8,800
		38,386
Missouri - 0.3%
Curators of the Univ. of Missouri Series A:
1.57% 8/6/18, CP	2,200	2,200
1.6% 7/2/18, CP	15,800	15,800
1.63% 8/3/18, CP	8,300	8,300
		26,300
Montana - 0.0%
Montana Board of Invt. Bonds (Intercap Revolving Prog.) Series 2017, 1.65%, tender 3/1/19 (a)	3,400	3,400
Nebraska - 0.5%
Omaha Pub. Pwr. District Elec. Rev. Series A:
1.32% 7/6/18, CP	4,700	4,700
1.38% 7/2/18, CP	7,900	7,900
1.45% 8/7/18, CP	7,000	7,000
1.64% 7/5/18, CP	7,370	7,370
1.68% 8/3/18, CP	7,700	7,700
1.69% 8/6/18, CP	7,000	7,000
1.69% 8/8/18, CP	3,500	3,500
		45,170
Nevada - 0.1%
Clark County School District Bonds Series 2014 B, 5% 6/15/18	2,800	2,804
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 06B, 1.54% 7/5/18, LOC Wells Fargo Bank NA, CP	4,500	4,500
		7,304
New Hampshire - 0.9%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 90 A, 1.55% tender 7/9/18, CP mode (b)	9,600	9,600
Series 90A, 1.68% tender 7/2/18, CP mode (b)	31,100	31,100
Series 90B, 1.38% tender 6/28/18, CP mode	12,100	12,100
Series A1:
1.35% tender 7/12/18, CP mode (b)	24,700	24,700
1.9% tender 6/6/18, CP mode (b)	1,900	1,900
		79,400
New Jersey - 1.6%
Bloomfield Township Gen. Oblig. BAN Series 2018, 3% 4/9/19	2,566	2,591
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.):
Series 2017 C, 2.5% 12/12/18	4,300	4,323
Series 2018 A, 3% 4/22/19	12,555	12,683
Series 2018 B, 3% 4/22/19	10,070	10,173
Hudson County Gen. Oblig. BAN Series 2017, 3% 12/12/18	39,084	39,391
Mount Laurel Township Gen. Oblig. BAN Series 2018 A, 3% 3/5/19	9,200	9,295
Passaic County Gen. Oblig. BAN Series A, 2.5% 12/6/18	23,500	23,631
Summit Gen. Oblig. BAN Series 2018, 3% 4/5/19	10,202	10,309
Township of Bridgewater BAN Series 2017, 2.25% 8/10/18	21,632	21,668
Union County Gen. Oblig. BAN Series 2017, 2.25% 6/22/18	6,400	6,402
West Caldwell Township BAN Series 2017, 3% 12/14/18	3,564	3,591
		144,057
New York - 0.6%
East Meadow Union Free School District BAN Series 2018 B, 2.75% 3/1/19	2,404	2,425
Liverpool Central School District Gen. Oblig. BAN Series 2017, 2.25% 6/28/18	9,840	9,843
New York Pwr. Auth. Series 2:
1.67% 7/6/18, CP	20,500	20,500
1.77% 6/14/18, CP	3,000	3,000
Vestal Gen. Oblig. BAN Series 2018, 3% 5/10/19	10,684	10,791
Westchester County Gen. Oblig. BAN Series A, 3% 12/14/18	4,000	4,033
		50,592
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series A:
1.36% 6/12/18, CP (b)	5,520	5,520
1.73% 7/2/18, CP (b)	4,265	4,265
		9,785
North Carolina - 0.1%
Charlotte Int'l. Arpt. Rev. Bonds Series 2014 B, 5% 7/1/18 (b)	2,770	2,778
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Bonds Series 2009 B, 5% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	6,065	6,185
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds Series 2009 A, 5% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	2,345	2,388
		11,351
Ohio - 0.9%
Butler County Gen. Oblig. BAN Series 2018, 3% 1/24/19	2,000	2,018
Fairborn Gen. Oblig. BAN Series 2018 A, 2.25% 3/21/19	4,887	4,910
Franklin County Rev. Bonds Series 2013 OH, 1.8%, tender 8/1/18 (a)	5,600	5,600
Highland Local School District BAN Series 2017, 2.5% 6/28/18	1,600	1,601
Hudson City Gen. Oblig. BAN Series 2017 2, 3% 12/28/18	4,040	4,073
Independence Gen. Oblig. BAN Series 2017, 2% 12/5/18	500	502
Lake County Gen. Oblig. BAN (Ohio Gen. Oblig.) Series 2018, 2% 1/17/19 (Ohio Gen. Oblig. Guaranteed)	5,200	5,213
Mason Gen. Oblig. BAN Series 2018, 3% 5/16/19	2,500	2,523
North Ridgeville Gen. Oblig. BAN Series 2017, 2% 6/18/18	3,700	3,701
Ohio Gen. Oblig. Bonds Series 2013 A, 5% 8/1/18	3,735	3,756
Ohio Higher Edl. Facility Commission Rev. Bonds:
Series B5:
1.68% tender 7/5/18, CP mode	6,200	6,200
1.75% tender 7/12/18, CP mode	10,000	10,000
Series B6, 1.68% tender 7/5/18, CP mode	13,400	13,400
Perrysburg Gen. Oblig. BAN Series 2018, 3% 6/4/19 (f)	2,300	2,322
Sandusky Gen. Oblig. BAN Series 2017, 2.25% 10/4/18	2,900	2,907
Shaker Heights City School District BAN Series 2017, 3% 7/12/18	3,900	3,907
Southwest Local School District BAN Series 2017, 2.5% 11/14/18	3,900	3,916
Springfield Gen. Oblig. BAN Series 2018, 2.5% 3/28/19 (Ohio Gen. Oblig. Guaranteed)	3,700	3,725
		80,274
Oklahoma - 0.3%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A, 1.64% 8/3/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,700	3,700
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, SIFMA Municipal Swap Index + 0.350% 1.41%, tender 12/27/18 (a)(d)	21,105	21,105
		24,805
Oregon - 0.2%
Oregon Gen. Oblig. TAN Series 2017 A, 5% 9/28/18	13,490	13,637
Port of Portland Arpt. Rev. Series B, 1.62% 6/25/18, LOC Barclays Bank PLC, CP (b)	6,100	6,100
		19,737
Pennsylvania - 0.4%
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A, 5% 7/1/18	1,815	1,820
Pennsylvania Tpk. Commission Tpk. Rev. Bonds:
(PA St Tpk. Subordinated Proj.) Series 2008 B-1, 5.25% 6/1/18 (Pre-Refunded to 6/1/18 @ 100)	10,785	10,785
Series 2008 B1, 5.5% 6/1/18 (Pre-Refunded to 6/1/18 @ 100)	12,045	12,045
Philadelphia Arpt. Rev. Series B2, 1.75% 8/2/18, LOC PNC Bank NA, CP (b)	9,000	9,000
		33,650
South Carolina - 0.4%
Charleston County School District BAN Series 2018 A, 2.5% 11/6/18	31,720	31,833
South Carolina Pub. Svc. Auth. Rev. Bonds Series 2008 A, 5.5% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	4,455	4,556
		36,389
Tennessee - 0.6%
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series A, 1.33% 7/10/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	11,600	11,600
Nashville and Davidson County Metropolitan Govt. Gen. Oblig.:
Series B1:
1.28% 7/6/18 (Liquidity Facility JPMorgan Chase Bank), CP	11,600	11,600
1.48% 7/9/18 (Liquidity Facility JPMorgan Chase Bank), CP	11,700	11,700
Series B2, 1.24% 7/9/18 (Liquidity Facility MUFG Union Bank NA), CP	14,000	14,000
		48,900
Texas - 6.8%
Austin Elec. Util. Sys. Rev. Series A:
1.58% 7/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	1,725	1,725
1.6% 6/4/18 (Liquidity Facility JPMorgan Chase Bank), CP	17,870	17,870
1.68% 6/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	58,100	58,100
Fort Bend Independent School District Series 2018:
1.35% 6/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	18,600	18,600
1.35% 6/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	2,600	2,600
1.54% 6/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	2,600	2,600
1.81% 9/21/18 (Liquidity Facility JPMorgan Chase Bank), CP	2,400	2,400
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, SIFMA Municipal Swap Index + 0.200% 1.26%, tender 12/27/18 (a)(d)	33,900	33,900
Series 16B3, 1.65% tender 7/5/18, CP mode	21,000	21,000
Series B1, 1.64% tender 8/2/18, CP mode	24,700	24,700
Harris County Gen. Oblig.:
Series D:
1.33% 7/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	2,900	2,900
1.59% 7/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	9,716	9,716
Series E1, 1.64% 6/21/18, LOC Landesbank Hessen-Thuringen, CP	6,965	6,965
Series E2, 1.64% 6/21/18, LOC Barclays Bank PLC, CP	4,650	4,650
Harris County Metropolitan Trans. Auth.:
Series A1:
1.65% 8/2/18 (Liquidity Facility JPMorgan Chase Bank), CP	14,200	14,200
1.7% 9/13/18 (Liquidity Facility JPMorgan Chase Bank), CP	7,900	7,900
1.71% 9/12/18 (Liquidity Facility JPMorgan Chase Bank), CP	14,550	14,550
1.73% 8/2/18 (Liquidity Facility JPMorgan Chase Bank), CP	13,000	13,000
Series A3, 1.71% 9/12/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	6,200	6,200
Houston Arpt. Sys. Rev. Series A:
1.66% 7/6/18, LOC Sumitomo Mitsui Banking Corp., CP (b)	4,800	4,800
1.71% 7/9/18, LOC Sumitomo Mitsui Banking Corp., CP (b)	11,173	11,173
Houston Gen. Oblig.:
Series E1, 1.6% 6/13/18, LOC Citibank NA, CP	2,600	2,600
TRAN Series 2017, 4% 6/29/18	3,000	3,006
Lower Colorado River Auth. Rev.:
Series 2018:
1.45% 6/21/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,800	4,800
1.6% 6/1/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	11,433	11,433
1.73% 7/16/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	29,799	29,799
Series B:
1.46% 8/6/18, LOC State Street Bank & Trust Co., Boston, CP	14,200	14,200
1.6% 8/6/18, LOC State Street Bank & Trust Co., Boston, CP	3,380	3,380
1.75% 6/1/18, LOC State Street Bank & Trust Co., Boston, CP	1,784	1,784
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, BMA Municipal Swap Index + 0.300% 1.36%, tender 12/27/18 (a)(d)	31,700	31,700
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 1.36%, tender 12/27/18 (a)(d)	31,000	31,000
Texas A&M Univ. Rev.:
Series 93B, 1.63% 8/1/18, CP	3,100	3,100
Series 93B, 1.65% 7/5/18, CP	12,300	12,300
Series B:
1.25% 6/5/18, CP	5,100	5,100
1.7% 8/3/18, CP	20,700	20,700
Texas Gen. Oblig.:
Bonds Series 2014, 5% 10/1/18	9,700	9,811
TRAN Series 2017, 4% 8/30/18	38,875	39,120
Univ. of Texas Board of Regents Sys. Rev. Series A:
1.49% 8/14/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,500	7,500
1.52% 9/6/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,200	3,200
1.55% 7/20/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	13,000	13,000
1.6% 7/2/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	12,800	12,800
1.63% 8/6/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,080	4,080
1.68% 6/5/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	12,800	12,800
Univ. of Texas Permanent Univ. Fund Rev. Series A:
1.41% 8/2/18, CP	13,200	13,200
1.41% 8/6/18, CP	13,200	13,200
1.6% 7/3/18, CP	12,800	12,800
Upper Trinity Reg'l. Wtr. District Series 2018:
1.35% 7/6/18, LOC Bank of America NA, CP	5,450	5,450
1.4% 8/6/18, LOC Bank of America NA, CP	6,600	6,600
		608,012
Vermont - 0.1%
Vermont Econ. Dev. Auth. Rev. Series D, 1.78% 6/11/18, LOC JPMorgan Chase Bank, CP (b)	8,600	8,600
Virginia - 0.3%
Norfolk Econ. Dev. Auth. Rev. Series 2018, 1.68% 6/5/18, CP	6,000	6,000
Virginia Pub. School Auth. Bonds:
(Virginia Gen. Oblig.) Series 2012 A, 5% 8/1/18	9,465	9,521
Series 2009 C, 5% 8/1/18	4,900	4,927
Series 2014 B, 5% 8/1/18	9,375	9,427
		29,875
Washington - 0.2%
Energy Northwest Elec. Rev. Bonds:
(Proj. 3) Series 2016 A, 5% 7/1/18 (Escrowed to Maturity)	2,600	2,607
Series 2011 A, 5% 7/1/18 (Escrowed to Maturity)	295	296
Series 2012 A, 5% 7/1/18	1,330	1,334
Univ. of Washington Univ. Revs. Series A, 1.6% 10/2/18, CP	11,800	11,800
Washington Gen. Oblig. Bonds Series 2018 C, 5% 2/1/19	4,765	4,867
		20,904
Wisconsin - 0.4%
Wisconsin Gen. Oblig.:
Series 06A:
1.35% 7/6/18 (Liquidity Facility BMO Harris Bank NA), CP	5,736	5,736
1.41% 6/5/18 (Liquidity Facility BMO Harris Bank NA), CP	3,411	3,411
Series 16 A, 1.42% 8/2/18 (Liquidity Facility BMO Harris Bank NA), CP	7,830	7,830
Series A, 1.68% 6/5/18 (Liquidity Facility BMO Harris Bank NA), CP	5,100	5,100
Wisconsin Trans. Rev. Series 13A, 1.3% 6/4/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	9,900	9,900
		31,977
TOTAL OTHER MUNICIPAL SECURITY
(Cost $3,509,161)		3,509,161
	Shares (000s)	Value (000s)

Investment Company - 2.2%
Fidelity Municipal Cash Central Fund, 1.15% (g)(h)
(Cost $193,881)	193,868	$193,881
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $8,948,561)		8,948,561
NET OTHER ASSETS (LIABILITIES) - 0.1%		11,155
NET ASSETS - 100%		$8,959,716

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $415,798,000 or 4.6% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series Floaters E72, SIFMA Municipal Swap Index + 0.170% 1.23%, tender 9/4/18 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 1/19/18	$68,500
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$11,000
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, SIFMA Municipal Swap Index + 0.280% 1.34%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	9/16/13	$5,535
Central Fla Expwy Auth. Rev. Bonds Series Floaters E 62, SIFMA Municipal Swap Index + 0.170% 1.23%, tender 7/2/18 (Liquidity Facility Royal Bank of Canada)	8/1/16 - 8/1/17	$49,730
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC)	1/18/18 - 3/2/18	$38,800
Chicago Board of Ed. Participating VRDN Series Floaters 003, 1.31% 6/7/18 (Liquidity Facility Barclays Bank PLC)	2/1/18 - 4/27/18	$50,300
Chicago Board of Ed. Participating VRDN Series Floaters 006, 1.31% 6/7/18 (Liquidity Facility Barclays Bank PLC)	3/1/18	$29,300
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC)	5/31/18	$10,365
Massachusetts Clean Wtr. Trust Bonds Series Clipper 09 30, SIFMA Municipal Swap Index + 0.180% 1.24%, tender 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	4/3/09	$17,410
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.24%, tender 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/28/16	$15,913
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC)	9/14/17	$7,015
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC)	9/29/17 - 1/25/18	$4,600
Newport Mesa Unified School District Bonds Series WF 11 70Z, SIFMA Municipal Swap Index + 0.280% 1.34%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	7/17/12 - 8/1/16	$16,775
North Carolina Cap. Impt. Ltd. Bonds Series WF 11 136C, SIFMA Municipal Swap Index + 0.280% 1.29%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	10/21/16	$2,765
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 1/11/18	$6,010
Oregon Gen. Oblig. Bonds Series WF11 57 C, SIFMA Municipal Swap Index + 0.280% 1.34%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$10,760
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, SIFMA Municipal Swap Index + 0.280% 1.34%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	8/11/16 - 11/10/16	$2,600
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, SIFMA Municipal Swap Index + 0.280% 1.34%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$6,730
Texas Gen. Oblig. Bonds Series WF 1183C, SIFMA Municipal Swap Index + 0.350% 1.36%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	3/30/16 - 8/11/16	$15,045
Washington Gen. Oblig. Bonds Series WF 11-16C, SIFMA Municipal Swap Index + 0.280% 1.34%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	11/1/12 - 2/18/16	$33,900
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 53, SIFMA Municipal Swap Index + 0.180% 1.24% 6/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/12/16	$12,745

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$2,679
Total	$2,679

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 27, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 27, 2018